Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.1%)
Communication Services (14.3%)
*	Alphabet Inc. Class C	12,891,482	1,726,427
*	Meta Platforms Inc. Class A	4,046,717	1,323,884
*	Netflix Inc.	1,669,932	791,498
*	Trade Desk Inc. Class A	9,484,968	668,311
*	Alphabet Inc. Class A	2,758,057	365,525
*	Roku Inc.	1,556,488	162,186
*	Pinterest Inc. Class A	4,683,762	159,576
*	Roblox Corp. Class A	3,643,814	143,238
*	ZoomInfo Technologies Inc.	8,622,824	123,910
			5,464,555
Consumer Discretionary (17.9%)
*	Amazon.com Inc.	19,589,256	2,861,794
*	Tesla Inc.	3,955,964	949,748
*	MercadoLibre Inc.	287,279	465,524
*	Airbnb Inc. Class A	2,544,871	321,519
*	Lululemon Athletica Inc.	636,619	284,441
*	Duolingo Inc.	1,339,382	284,337
*	DoorDash Inc. Class A	2,938,268	276,138
	TJX Cos. Inc.	2,679,367	236,079
	Hilton Worldwide Holdings Inc.	1,204,988	201,860
	LVMH Moet Hennessy Louis Vuitton SE	219,366	167,876
*	Wayfair Inc. Class A	2,230,483	124,461
*	Coursera Inc.	6,124,786	120,965
	Marriott International Inc. Class A	550,599	111,606
	Home Depot Inc.	318,776	99,933
*,1	Mobileye Global Inc. Class A	2,414,208	99,103
*	Chewy Inc. Class A	3,835,660	66,817
*	Sweetgreen Inc. Class A	5,895,814	55,480
	NIKE Inc. Class B	499,886	55,123
*	Chegg Inc.	3,068,126	30,467
*	Rivian Automotive Inc. Class A	1,612,154	27,020
			6,840,291
Consumer Staples (1.0%)
	Costco Wholesale Corp.	377,064	223,501
	L'Oreal SA (XPAR)	239,395	112,490
*,1	Oddity Tech Ltd. Class A	907,613	30,931
			366,922
Energy (0.3%)
	Schlumberger NV	2,181,982	113,550
Financials (9.1%)
	Mastercard Inc. Class A	2,634,360	1,090,177

		Shares	Market Value ($000)
	Visa Inc. Class A	2,366,333	607,390
	Progressive Corp.	1,793,163	294,133
	S&P Global Inc.	679,698	282,639
*	FleetCor Technologies Inc.	1,052,942	253,233
	Blackstone Inc.	1,813,869	203,824
	MSCI Inc.	344,985	179,685
	Marsh & McLennan Cos. Inc.	831,564	165,830
*	Affirm Holdings Inc.	3,158,994	108,701
	Global Payments Inc.	787,247	91,667
	Ares Management Corp. Class A	788,456	88,504
*	NU Holdings Ltd. Class A	7,194,658	58,565
*,1	Lemonade Inc.	2,076,619	36,694
			3,461,042
Health Care (9.5%)
	Eli Lilly & Co.	1,444,423	853,712
	UnitedHealth Group Inc.	1,354,286	748,879
	Novo Nordisk A/S ADR	2,474,754	252,029
	Danaher Corp.	1,112,031	248,328
	Zoetis Inc.	1,367,946	241,675
*	Vertex Pharmaceuticals Inc.	646,987	229,557
*	Moderna Inc.	2,741,956	213,050
*	Intuitive Surgical Inc.	538,335	167,336
*	Alnylam Pharmaceuticals Inc.	965,767	162,490
*	Boston Scientific Corp.	1,748,159	97,705
	Stryker Corp.	276,966	82,073
*	Penumbra Inc.	329,601	73,201
*	Denali Therapeutics Inc.	3,654,850	67,688
*	10X Genomics Inc. Class A	1,351,761	58,829
*	Doximity Inc. Class A	2,291,617	53,280
*	Mettler-Toledo International Inc.	45,397	49,570
*,1	Recursion Pharmaceuticals Inc. Class A	3,591,730	24,603
*,1	Sana Biotechnology Inc.	1,840,066	7,471
*,2	Contra Abiomed Inc. CVR	718,252	733
			3,632,209
Industrials (4.1%)
*	Uber Technologies Inc.	10,911,896	615,213
	Watsco Inc.	609,713	233,051
	TransUnion	3,105,832	182,374
*	Copart Inc.	3,405,511	171,025
	General Dynamics Corp.	559,434	138,163
	Airbus SE ADR	3,051,008	113,406
*	Boeing Co.	256,232	59,351
	IDEX Corp.	199,672	40,270
			1,552,853
Information Technology (39.3%)
	Microsoft Corp.	9,318,484	3,530,867
	Apple Inc.	12,769,939	2,425,650
	NVIDIA Corp.	5,034,834	2,354,792
*	Shopify Inc. Class A (XTSE)	10,862,172	790,983
*	Advanced Micro Devices Inc.	4,427,727	536,463
*	Adobe Inc.	699,291	427,274
*	Salesforce Inc.	1,608,163	405,096
*	MongoDB Inc.	946,481	393,490
*	Cadence Design Systems Inc.	1,363,696	372,657
*	Snowflake Inc. Class A	1,703,797	319,769
	Intuit Inc.	476,054	272,046
*	Workday Inc. Class A	979,350	265,130

		Shares	Market Value ($000)
*	ServiceNow Inc.	361,666	248,009
	Monolithic Power Systems Inc.	443,301	243,248
*	Cloudflare Inc. Class A	3,101,025	239,244
*	Atlassian Corp. Ltd. Class A	965,268	184,318
*	Datadog Inc. Class A	1,536,431	179,102
	ASML Holding NV GDR (Registered)	261,021	178,476
*	HubSpot Inc.	343,151	169,493
*	Crowdstrike Holdings Inc. Class A	694,210	164,521
	Broadcom Inc.	157,147	145,476
	Microchip Technology Inc.	1,738,417	145,053
*	ANSYS Inc.	462,943	135,809
*	Twilio Inc. Class A	1,944,690	125,782
*	Okta Inc.	1,636,601	109,734
*	Gartner Inc.	226,657	98,559
*	Sprout Social Inc. Class A	1,524,082	86,720
*,1	ARM Holdings plc ADR	1,307,442	80,408
*	VeriSign Inc.	341,100	72,381
*	Zoom Video Communications Inc. Class A	998,555	67,732
*	HashiCorp Inc. Class A	2,829,400	60,606
	Micron Technology Inc.	771,960	58,762
*	Samsara Inc. Class A	1,999,522	55,067
*	Palo Alto Networks Inc.	147,217	43,442
			14,986,159
Materials (0.1%)
*,1	Ginkgo Bioworks Holdings Inc.	18,631,948	24,035
Real Estate (2.5%)
	American Tower Corp.	1,564,562	326,649
*	CoStar Group Inc.	3,223,352	267,667
	Welltower Inc.	2,088,395	186,076
	Equinix Inc.	214,729	175,007
			955,399
Total Common Stocks (Cost $21,666,043)			37,397,015
Preferred Stock (0.1%)
[3]	Dr. Ing Hc F Porsche AG Preference Shares (Cost $43,400)	536,715	49,170
Temporary Cash Investments (2.1%)
Money Market Fund (1.9%)
[4,5]	Vanguard Market Liquidity Fund, 5.438%	7,258,796	725,807
		Face Amount ($000)
Repurchase Agreements (0.2%)
	Bank of America Securities, LLC 5.310%, 12/1/23 (Dated 11/30/23, Repurchase Value $41,606,000, collateralized by Fannie Mae 1.500%–6.000%, 1/1/34–9/1/53, and Freddie Mac 2.000%–6.000%, 1/1/40–9/1/53, with a value of $42,432,000)	41,600	41,600

	Face Amount ($000)	Market Value ($000)
Societe Generale 5.310%, 12/1/23 (Dated 11/30/23, Repurchase Value $41,506,000, collateralized by U.S. Treasury Note/Bond 4.875%, 11/30/25, with a value of $42,330,000)	41,500	41,500
		83,100
Total Temporary Cash Investments (Cost $808,801)		808,907
Total Investments (100.3%) (Cost $22,518,244)		38,255,092
Other Assets and Liabilities—Net (-0.3%)		(126,140)
Net Assets (100%)		38,128,952
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $139,602,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $49,170,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $154,106,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	1,746	399,550	9,379
E-mini S&P Mid-Cap 400 Index	December 2023	222	57,001	(751)
				8,628
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	37,115,916	280,366	733	37,397,015
Preferred Stock	—	49,170	—	49,170
Temporary Cash Investments	725,807	83,100	—	808,907
Total	37,841,723	412,636	733	38,255,092
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,379	—	—	9,379
Liabilities
Futures Contracts[1]	751	—	—	751
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.